Details of Significant Accounts - Leasing arrangements, schedule of information on profit and loss accounts (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Items affecting profit or loss
Interest expense on lease liabilities	$ 18	$ 15	$ 8
Expense on short-term lease contracts	348	352	383
Items affecting profit or loss due to leases	$ 366	$ 367	$ 391